FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 97
Closing balance		$ 97
Level 3 [Member] | Derivative Financial Instrument - Warrants [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	97	327	$ 413
Loss (gain) recognized in profit or loss	184	(230)	(86)
Settlement of liability in respect to derivative financial instrument to equity	(281)
Closing balance		97	327
Level 3 [Member] | Derivative Financial Instrument - Anti Dilution Right [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance			751
Loss (gain) recognized in profit or loss			299
Settlement of liability in respect to derivative financial instrument to equity			(1,060)
Currency translation differences			10
Closing balance
Level 3 [Member] | Derivative Financial Instrument [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	97	327	1,164
Loss (gain) recognized in profit or loss	184	(230)	213
Settlement of liability in respect to derivative financial instrument to equity	(281)		(1,060)
Currency translation differences			10
Closing balance		$ 97	$ 327